Consolidated Statements of Changes in Total Equity (Parenthetical) (Retained earnings [Member])	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2008 KRW
Per share amount of cash dividends	$ 0.2	230	2,450